DERIVATIVES AND HEDGING ACTIVITES (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of the Companys outstanding derivative instruments
The fair value of the Company’s outstanding derivative instruments is as follows:

		December 31,
	Balance sheet	2017	2018

Derivatives designate as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$140	$11
	''Accrued expenses and other liabilities''	-	153
	''Accumulated other comprehensive income''	116	(106)

Derivatives not designated as hedging instruments:

Cross currency SWAP	''Prepaid expenses and other current assets''	$3,346	$860

Schedule of net losses reclassified from accumulated other comprehensive loss to the operating expenses
The net losses reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income
	Year ended December 31,	Statement of Income	Year ended December 31,
	2018		2016	2017	2018
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$(223)	"Operating expenses"	$167	$525	$(206)

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts		"Financial expenses"	(16)	132	(186)
SWAP		"Financial expenses"	608	2,373	2,487

Total	$(223)		$759	$3,030	$2,095